Unaudited Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful account (in Dollars)	$ 0	$ 53,185	$ 0
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	71,566,249	71,566,249	45,534,163
Redeemable convertible preferred stock, issued	66,927,034	63,035,778	45,377,418
Redeemable convertible preferred stock, outstanding	66,927,034	63,035,778	45,377,418
Aggregate liquidation preference (in Dollars)	$ 205,662,884	$ 176,941,913	$ 76,604,696
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	126,000,000	126,000,000	76,920,000
Common stock, shares issued	27,178,067	20,351,411	10,866,044
Common stock, shares outstanding	27,178,067	20,351,411	10,866,044
Tortoise Acquisition Corp. II
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Common Stock | Tortoise Acquisition Corp. II
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	5,305,845	6,117,385
Common stock, shares outstanding	5,305,845	6,117,385
Shares subject to possible redemption	29,194,155	28,382,615
Shares subject to possible redemption per shares (in Dollars per share)	$ 10.00	$ 10.00
Class B Common Stock | Tortoise Acquisition Corp. II
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000